42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
StatementsOfComprehensiveIncomeLineItems [Line Items]
NET INCOME	R$ 1,118,255	R$ 874,472	R$ 1,161,565
Items that will never be reclassified to profit or loss
Gain (losses) on post employment benefits	(46,506)	(88,906)	410,330
Gain (losses) on post employment benefits - equity	0	(852)	19,660
Gain (losses) on taxes on other comprehensive income	16,827	30,174	(139,059)
Items that are or maybe reclassified to profit or loss
Adjustments related to financial assets classified as available for sale	26,138	3,612	628
Taxes on other comprehensive income	(8,888)	(1,229)	(215)
Realization - gain on financial assets, net of taxes	(18,909)	0	0
Total comprehensive income, net of taxes	(31,338)	(57,201)	291,344
TOTAL COMPREHENSIVE INCOME	1,086,917	817,271	1,452,909
Companhia Paranaense de Energia – Copel
StatementsOfComprehensiveIncomeLineItems [Line Items]
NET INCOME	1,033,626	895,772	1,109,549
Items that will never be reclassified to profit or loss
Gain (losses) on post employment benefits	18	6,460	2,050
Gain (losses) on post employment benefits - equity	(29,567)	(63,913)	289,082
Gain (losses) on taxes on other comprehensive income	(7)	(2,196)	(696)
Items that are or maybe reclassified to profit or loss
Adjustments related to financial assets classified as available for sale	11,661	3,612	412
Adjustments related to financial assets classified as available for sale - equity	9,554	0	0
Taxes on other comprehensive income	(3,965)	(1,229)	1
Realization - gain on financial assets, net of taxes	(9,355)	0	0
Realization - gain on financial assets - equity	(9,554)	0	0
Total comprehensive income, net of taxes	(31,215)	(57,266)	290,849
TOTAL COMPREHENSIVE INCOME	R$ 1,002,411	R$ 838,506	R$ 1,400,398